Party-In-Interest And Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-interest and related party transactions
5.
Party-in-interest
and related party transactions
Parties-in-interest
are defined under Department of Labor Regulations as any fiduciary of the Plan, any party rendering service to the Plan, the Company, and certain others. Transactions resulting in Plan assets being transferred to or used by a related party are prohibited under ERISA unless a specific exemption is applied. Transactions involving the investments described below are permitted party-in-interest
transactions.
Fidelity is a
party-in-interest
as defined by ERISA given its position as record keeper and custodian of the Plan’s assets. The Plan holds units of mutual funds and a common collective trust that are managed by an affiliate of Fidelity.
Certain mutual fund companies share their management fees with the Trustee. The agreement between the Trustee and the Plan includes a revenue sharing arrangement whereby the Trustee shares this revenue with the Plan. These deposits are included in the net appreciation in fair value of investments amount in the statement of changes in net assets available for benefits.
South Bow and TC Energy are a
party-in-interest
to the Plan. At December 31, 2025 and 2024 respectively, the Plan held 26,706.644 and 18,005.730 shares of South Bow common stock valued at $733,632 and $424,395 and $1,073 and $1,003 in a stock purchase account. For the year ended December 31, 2025, the Plan purchased 9,445.747 shares and sold 744.833 shares of the South Bow common stock. The Plan recorded dividend income of $38,695 during December 31, 2025. At December 31, 2025 and 2024 respectively, the Plan held 9,406.707 and 11,432.269 shares of TC Energy common stock valued at $517,463 and $531,943 and $1,105 and $1,025 in a stock purchase account. For the year ended December 31, 2025, the Plan transferred in 177.588 shares and sold 2,203.150 shares of the TC Energy common stock.